Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Components of Property and Equipment

Property and equipment consisted of the following (in thousands):

	December 31,		Estimated Useful Lives
	2015	2014
Vehicles	$26,935	$20,728	3-5 years
Computer equipment and software	21,702	18,069	3-5 years
Leasehold improvements	17,434	13,606	2-15 years
Office furniture, fixtures and equipment	11,776	9,089	7 years
Buildings	702	702	39 years
Wireless Internet Infrastructure	—	3,866	3-5 years
Construction in process	3,837	12,601

	82,386	78,661
Accumulated depreciation and amortization	(27,112)	(15,871)

Net property and equipment	$55,274	$62,790